Earnings per share	12 Months Ended
Dec. 31, 2017
Statement [line items]
Earnings per share
7. Earnings per share
	2017	2016	2015

Net income attributable to shareholders of Novartis AG (USD millions)
– Continuing operations	7 703	6 712	7 025

– Discontinued operations			10 758

– Total	7 703	6 712	17 783

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 346	2 378	2 403

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	25	22	35

Weighted average number of shares in diluted earnings per share	2 371	2 400	2 438

Basic earnings per share (USD)
– Continuing operations	3.28	2.82	2.92

– Discontinued operations			4.48

– Total	3.28	2.82	7.40

Diluted earnings per share (USD)
– Continuing operations	3.25	2.80	2.88

– Discontinued operations			4.41

– Total	3.25	2.80	7.29

Basic earnings per share (EPS) is calculated by dividing net income attributable to shareholders of Novartis AG by the weighted average number of shares outstanding in a reporting period. This calculation excludes the average number of issued shares purchased by the Group and held as treasury shares.
For diluted EPS, the weighted average number of shares outstanding is adjusted to assume the vesting of all restricted shares, restricted share units, and the conversion of all potentially dilutive shares arising from options on Novartis shares that have been issued.
No options were excluded from the calculation of diluted EPS in 2017, 2016, or 2015, as all options were dilutive in all years.